DEPOSIT FOR NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non-refundable deposit	$ 240,712	$ 137,715
Buildings [Member]
Non-refundable deposit	239,827	135,299
Others [Member]
Non-refundable deposit	$ 885	$ 2,416